UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[ ]  Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period
_____________ to _____________

Date of Report (Date of earliest event reported)  ______________________

Commission File Number of securitizer: ______________________

Central Index Key Number of securitizer: ______________________

___________________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

[X] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001142786

J.P. Morgan Mortgage Trust 2019-8
 (Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):  Not applicable
Central Index Key Number of underwriter (if applicable): Not applicable

Ian Sterling
(212) 648-0364
Name and telephone number, including area code, of the person to contact in connection with this filing.

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS
Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by
the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G/A.  Please see the Exhibit Index for the related information.

EXPLANATORY NOTE

This Form ABS-15G/A amends the Form ABS-15G filed by J.P. Morgan Acceptance Corporation II on October 9, 2019 (the “Original Filing”) and is being filed solely to replace in its entirety the report attached to the Original Filing as Exhibit 99.1.  The information set forth in the Exhibit 99.1 attached to this Form ABS-15G/A corresponds to the loan pool described in Exhibits 99.2 through 99.6 of the Original Filing.

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Form ABS Due Diligence-15E

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: October 17, 2019

J.P. MORGAN ACCEPTANCE CORPORATION II (Depositor)

By:	/s/ Greg Boester
Name: Greg Boester
Title: (Senior officer in charge of securitization of the Depositor)